Expense Example - Class K - BlackRock Systematic ESG Bond Fund - Class K Shares	Sep. 28, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	407
Expense Example, with Redemption, 5 Years	800
Expense Example, with Redemption, 10 Years	$ 1,899